Average headcount and number of branches - Headcount (Details)	Jun. 30, 2021 numberOfEmployees employees	Jun. 30, 2020 numberOfEmployees employees
Number of employees
Number of employees - Men	87,382,000	88,763,000
Number of employees - Women	103,108,000	106,398,000
Number of employees | numberOfEmployees	190,490,000	195,161,000
The Bank Personnel
Number of employees
Number of employees - Men	12,682	13,942,000
Number of employees - Women	11,979	12,681,000
Number of employees | numberOfEmployees	24,661	26,623,000